Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Related Party Transactions [Line Items]
Equity interest ownership	The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.
Accounts receivables
Jiuzi Haoche (Hangzhou) Automotive Service Co., Ltd, [Member]
Related Party Transactions [Line Items]
Outstanding receivable	13,534	846
Mrs. Xuemei Rang [Member]
Related Party Transactions [Line Items]
Outstanding receivable	147,788	146,233
Mr. Qi Zhang [Member]
Related Party Transactions [Line Items]
Outstanding receivable	3,002	3,753
Mr. Shuibo Zhang [Member]
Related Party Transactions [Line Items]
Outstanding receivable	206,278
Revenue Benchmark [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivables
Maximum [Member]
Related Party Transactions [Line Items]
Ownership interest percentage	51.00%
Minimum [Member]
Related Party Transactions [Line Items]
Ownership interest percentage	1.25%